Leases (Tables)	12 Months Ended
Dec. 25, 2011
Leases [Abstract]
Summary of future minimum lease obligations

Fiscal Year Ending December	Non- Cancelable Operating Leases	Capital Lease
2012	$121,036	$2,331
2013	116,571	1,526
2014	100,339	1,526
2015	80,184	1,526
2016	45,622	1,526
Thereafter	95,073	1,400

Total future minimum lease obligation	$558,825	9,835

Less: amounts representing interest		2,305

Present value of future minimum lease obligation		7,530
Current portion of capital lease obligation		1,646

Long-term portion of capital lease obligation		$5,884